Business Segments (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Feb. 28, 2013	Nov. 30, 2012	Aug. 31, 2012	May 31, 2012	Feb. 29, 2012	Nov. 30, 2011	Aug. 31, 2011	May 31, 2011	Feb. 28, 2013 item	Feb. 29, 2012	Feb. 28, 2011
Business Segments
Number of reportable segments									3
Segment Reporting
Revenue	$ 68,331	$ 190,236	$ 260,542	$ 157,981	$ 79,762	$ 213,887	$ 266,216	$ 146,069	$ 677,090	$ 705,934	$ 725,399
Operating (loss) income	(48,886)	1,977	31,735	(6,671)	(53,782)	22,319	37,397	(1,201)	(21,845)	4,733	31,017
Depreciation, depletion and amortization									50,942	51,674	45,917
Capital Expenditures									44,602	47,208	43,744
Segment assets	734,188				776,322				734,188	776,322
Intangible asset impairment									4,704	1,100
Construction materials
Segment Reporting
Haul time									1 hour
Revenue									505,026	529,838	512,143
Operating (loss) income									27,567	36,192	36,108
Depreciation, depletion and amortization									28,183	33,151	28,301
Capital Expenditures									29,725	22,916	21,650
Segment assets	523,087				538,061				523,087	538,061
Intangible asset impairment									2,704
Construction materials | Aggregates
Segment Reporting
Revenue									189,084	202,459	192,102
Operating (loss) income									14,074	19,027	19,443
Construction materials | Hot mix asphalt
Segment Reporting
Revenue									196,474	201,742	196,209
Operating (loss) income									16,851	15,113	18,508
Construction materials | Ready mixed concrete
Segment Reporting
Revenue									62,705	62,522	63,459
Operating (loss) income									1,284	2,349	2,595
Construction materials | Precast/prestressed structural concrete
Segment Reporting
Revenue									26,460	30,680	27,353
Operating (loss) income									(1,852)	(704)	(3,187)
Construction materials | Masonry products
Segment Reporting
Revenue									16,083	17,287	17,880
Operating (loss) income									(876)	(521)	(1,528)
Construction materials | Construction supply centers
Segment Reporting
Revenue									14,220	15,148	15,140
Operating (loss) income									790	928	277
Heavy/highway construction
Segment Reporting
Revenue									248,188	268,160	306,795
Operating (loss) income									(6,800)	(5,103)	6,454
Depreciation, depletion and amortization									11,819	9,018	8,808
Capital Expenditures									11,613	11,189	8,380
Segment assets	53,894				66,458				53,894	66,458
Heavy/highway construction | Restatement adjustment
Segment Reporting
Revenue										(29,800)	(30,800)
Traffic safety services and equipment
Segment Reporting
Revenue									84,463	82,929	78,181
Operating (loss) income									(5,769)	(209)	3,377
Depreciation, depletion and amortization									7,312	7,155	7,384
Capital Expenditures									2,302	3,204	7,557
Segment assets	62,274				72,313				62,274	72,313
Other revenues
Segment Reporting
Revenue									15,264	15,592	15,220
Segment totals
Segment Reporting
Revenue									852,941	896,519	912,339
Eliminations
Segment Reporting
Revenue									(175,851)	(190,585)	(186,940)
Eliminations | Restatement adjustment
Segment Reporting
Revenue										(29,800)	(30,800)
Corporate and unallocated
Segment Reporting
Operating (loss) income									(36,843)	(26,147)	(14,922)
Depreciation, depletion and amortization									3,628	2,350	1,424
Capital Expenditures									962	9,899	6,157
Segment assets	$ 94,933				$ 99,490				$ 94,933	$ 99,490